RECLAMATION PROVISION	9 Months Ended
Sep. 30, 2024
RECLAMATION PROVISION
RECLAMATION PROVISION

11. RECLAMATION PROVISION

Management’s estimate of the reclamation provision at September 30, 2024, is $2,012 (December 31, 2023 – $2,195), and the undiscounted value of the obligation is $4,887 (December 31, 2023 – $5,491).

The present value of the obligation was calculated using a risk-free interest rate of 9.72% (December 31, 2023 – 9.82%) and an inflation rate of 3.76% (December 31, 2023 – 3.76%). Reclamation activities are estimated to begin in 2025 for the San Gonzalo Mine and in 2042 for the Avino Mine.

A reconciliation of the changes in the Company’s reclamation provision is as follows:

	September 30, 2024	December 31, 2023

Balance at beginning of the period	$2,195	$445
Changes in estimates	-	1,615
Unwinding of discount related to continuing operations	151	49
Effect of movements in exchange rates	(334)	86
Balance at end of the period	$2,012	$2,195